DEBT - Term Debt of Outstanding (Detail) - Senior Notes - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 3,792,000,000	$ 3,794,000,000
$500 million, 7.20% due June 15, 2018
Debt Instrument [Line Items]
Long-term debt	501,000,000	502,000,000
Senior notes	$ 500,000,000
Debt instrument, stated interest rate	7.20%
$300 million, 6.30% due August 1, 2018
Debt Instrument [Line Items]
Long-term debt	$ 304,000,000	307,000,000
Senior notes	$ 300,000,000
Debt instrument, stated interest rate	6.30%
$400 million, 2.625% due October 1, 2019
Debt Instrument [Line Items]
Long-term debt	$ 398,000,000	398,000,000
Senior notes	$ 400,000,000
Debt instrument, stated interest rate	2.65%
$600 million, 3.15% due December 1, 2022
Debt Instrument [Line Items]
Long-term debt	$ 595,000,000	595,000,000
Senior notes	$ 600,000,000
Debt instrument, stated interest rate	3.15%
$600 million, 3.85% due October 1, 2024
Debt Instrument [Line Items]
Long-term debt	$ 595,000,000	595,000,000
Senior notes	$ 600,000,000
Debt instrument, stated interest rate	3.85%
$250 million, 8.15% due June 15, 2038
Debt Instrument [Line Items]
Long-term debt	$ 264,000,000	263,000,000
Senior notes	$ 250,000,000
Debt instrument, stated interest rate	8.15%
$400 million, 4.625% due December 1, 2042
Debt Instrument [Line Items]
Long-term debt	$ 396,000,000	396,000,000
Senior notes	$ 400,000,000
Debt instrument, stated interest rate	4.625%
$750 million, 4.95% due October 1, 2044
Debt Instrument [Line Items]
Long-term debt	$ 739,000,000	$ 738,000,000
Senior notes	$ 750,000,000
Debt instrument, stated interest rate	4.95%